100 Huntington Avenue
Tower 2, Floor 3
Mail Stop CPH0326
Boston, MA 02116

December 10, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Retail Prospectus, Class I2 Prospectus and SAI, each dated December 8, 2014, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 192) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on December 3, 2014 via EDGAR (Accession Number 0001193125-14-432405).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1013.

Very truly yours,

/s/ Kimberly McGinn
Kimberly McGinn
Assistant Vice President and Associate Counsel
State Street Bank and Trust Company